Annual Notice of Securities Sold Pursuant to Rule  24F-2

                                  UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                  FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2


1.     Name and address of issuer:

	        Pruco Life Insurance Company
         Pruco Life Variable Universal Account
         213 Washington Street
         Newark, New Jersey 07102

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
	      securities of the issurer, check the box but do not list series or classes):
         (N/A)
3.     Investment Company Act File Number:
	        811-5826
       Securities Act File Number:
	        33-29181
4(a).  Last Day of fiscal year for which this Form is filed:
	        December 31, 1997

4(b).  Check box if this Form is being filed late (i.e. more than 90 calendar
	      days after the end of the issurer's fiscal year).(See Instructions A.2)
         (     )

       Note: If the Form is being filed late, interest must be paid on the
	      registration fee due.
4(c).  Check box if this is the last time the issuer will be filing this Form.
         (      )

5.     Calculation of registration fee:
	           (i) 	  Aggregate sale price of securities sold during the
                   fiscal year pursuant to section  24(f):
		                                                     $5,312,000
            (ii)   Aggregate price of securities redeemed or repurchased
                   during the fiscal year:
	                                                     	$4,104,000
	           (iii)  Aggregate price of securities redeemed or repurchased
                   during	any prior fiscal year ending no earlier than
                   October 11, 1995	that were not previously used to reduce
                   registration fees	payable to the Commission
                                                        $    0

            (iv) Total available redemption credits (add Items 5(ii) and 5(iii):

                                                       =$4,104,000
           	(v)    Net sales-if Item 5(i) is greater than Item 5(iv)
	                 	(subtract Item 5(iv) from Item 5(i)):

                                                        $1,208,000
            (vi)   Redemption credits available for use in future
                   years -if Item	5(i) is less than Item 5(iv) (subtract
                   Item 5(iv) from Item 5(i)):

	                                                       $(_0_____)
          	(vii)   Multiplier for determining registration fee
                   (See instructions	C.9):

                                                        X.00030303
          	(viii)  Registration fee due (multiply Item 5(v) by
                   Item 5(vii))	(enter "0" if no fee is due ):
                                                        =$366.06
6.   Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
     deducted here:___0___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0__________________.


7.   Interest due-if this Form is being filed more than 90 days after the
	    end of the issuer's fiscal year  (See instruction D):
                                                       +$__ _0____________

8.   Total of the amount of the registration fee due plus any interest due
	    (line 5(viii) plus line 7):

                                                       =$366.06____________

9.   Date the registration fee and any interest payment was sent to the
	    Commission's lockbox depository: 3/25/98

     Method of Delivery:

     ( X )    Wire Transfer

     (    )   Mail or other means
                                 SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY: /S/ Linda Dougherty               WITNESS: /S/ Mike Ostronic
Vice President of Accounting          Director of Accounting

Date____________________
*Please print the name and title of the signing officer below the signature.